UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                     March 31, 2010

Check here if Amendment [ ];  Amendment Number
This amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Summit Partners, L.P.
Address:   222 Berkeley St., 18th Floor
           Boston, MA 02116

Form 13F File Number: 28-11703

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robin Devereux
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Title: Power of Attorney for Martin J. Mannion, Member of Summit Master Company, LLC, General Partner
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Phone:   (617) 824-1000
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Signature, Place and Date of Signing:

/s/ Robin Devereux                Boston, MA                 April 30, 2010
---------------------------       ---------------------      -------------------
(Signature)                       (City, State)              (Date)



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers                  0
                                                   -----------

Form 13F Information Table Entry Total             1
                                                   -----------

Form 13F Information Table Value Total             $77,497
                                                   -----------
                                                   (thousands)



List of Other Included Managers:                   None

                                                      FORM 13F INFORMATION TABLE


   COLUMN 1       COLUMN 2    COLUMN 3      COLUMN 4            COLUMN 5       COLUMN 6      COLUMN 7            COLUMN 8
   --------       --------    --------      --------            --------       --------      --------            --------
                                                           SHRS
                                                            OR
                  TITLE OF                   VALUE         PRN       SH/   PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER      CLASS      CUSIP        (x1000)        AMNT      PRN   CALL  DISCRETION    MANAGER      SOLE   SHARED  NONE
--------------      -----      -----        -------        ----      ---   ----  ----------    -------      ----   ------  ----

Global Cash Access
Holdings, Inc.     Common     378967103      77,497    9,485,616.33   SH             SOLE        N/A     9,485,616.33


